UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22858

WST Investment Trust
(Exact name of registrant as specified in charter)

150 W. Main Street, Suite 1700 Norfolk, VA	23510-1666
(Address of principal executive offices)	(Zip code)

Carol J. Highsmith

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(866) 515-4626

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)

WSTCM Credit Select Risk-Managed Fund

Institutional Shares (WAMIX)

Annual Shareholder Report - August 31, 2024

Fund Overview

This annual shareholder report contains important information about WSTCM Credit Select Risk-Managed Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://wstcmfunds.com/overview/. You can also request this information by contacting us at (866) 515-4626. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$94	0.90%

How did the Fund perform during the reporting period?

The one-year period ended August 31, 2024, can be summarized by two key themes impacting Fund performance: a resilient U.S. economy and expectations of a Fed policy pivot. Stable labor market conditions, robust consumer spending and better than expected corporate earnings have bolstered the U.S. economy during the period and resulted in risk assets surging to all-time highs. As disinflationary trends have continued, market participants have long awaited the Fed’s reversal of monetary policy as investors have driven yields lower across the US Treasury curve. These dynamics have propelled spread assets like high yield bonds and contributed to the Fund’s absolute performance.

For the one-year period ended August 31, 2024, the Institutional Class shares of the Fund had a total return of 8.32%. During that time, the Fund’s primary index, the Bloomberg U.S. Aggregate Bond Index returned 7.30% and the Bloomberg U.S. Corporate High Yield Bond Index returned 12.55%.

Relative performance versus the benchmarks was driven by the Fund’s diversification of credit exposure comprising core high yield, short duration high yield, fallen angels bonds and senior loans. Allocations to short duration high yield and senior loans resulted in the Fund being underweight duration compared to both the primary and secondary indices. Amid declining yields in anticipation of Fed rate cuts, the Fund’s shorter duration contributed to the relative performance during the period.

Furthermore, the Fund employs a risk management framework to mitigate large drawdowns experienced in the high yield bond market. The Fund incurred some tactical rotations during the period amid elevated interest rate volatility. The defensive positioning compared to the broader high yield market contributed to both relative and absolute performance.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

WSTCM Credit Select Risk-Managed Fund - Institutional Shares - $14,699
Bloomberg U.S. Aggregate Bond Index - $11,846
Bloomberg U.S. Corporate High Yield Index - $16,097
$17,000
$15,000
$13,000
$11,000
$9,000
Sep-2014
Aug-2015
Aug-2016
Aug-2017
Aug-2018
Aug-2019
Aug-2020
Aug-2021
Aug-2022
Aug-2023
Aug-2024

	WSTCM Credit Select Risk-Managed Fund - Institutional Shares	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate High Yield Index
Sep-2014	$10,000	$10,000	$10,000
Aug-2015	$9,889	$10,225	$9,915
Aug-2016	$10,904	$10,835	$10,815
Aug-2017	$11,384	$10,888	$11,748
Aug-2018	$11,494	$10,774	$12,147
Aug-2019	$11,817	$11,870	$12,944
Aug-2020	$12,833	$12,638	$13,553
Aug-2021	$13,663	$12,628	$14,928
Aug-2022	$13,323	$11,174	$13,346
Aug-2023	$13,570	$11,040	$14,302
Aug-2024	$14,699	$11,846	$16,097

Average Annual Total Returns

	1 Year	5 Years	Since Inception (September 30, 2014)
WSTCM Credit Select Risk-Managed Fund - Institutional Shares	8.32%	4.46%	3.96%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.72%
Bloomberg U.S. Corporate High Yield Index	12.55%	4.46%	4.92%

The Fund's primary benchmark changed from the Bloomberg U.S. Corporate High Yield Index to the Bloomberg U.S. Aggregate Bond Index in response to new requirements by the SEC.

Past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of Fund shares. Call (866) 515-4626 or visit https://wstcmfunds.com/overview/ for current month-end performance.

Fund Statistics (as of August 31, 2024)

  Net Assets$136,112,064
  Number of Portfolio Holdings8
  Advisory Fee (net of waivers)$824,985
  Portfolio Turnover293%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	94.9%
Money Market Funds	5.1%

Material Fund Changes

On June 14, 2024 (the “Exchange Date”), all outstanding Investor Shares of the Fund were exchanged for Institutional Shares of the Fund and Investor Shares were eliminated.

On September 19, 2024, shareholders of the Fund approved an Agreement and Plan of Reorganization between the Trust, on behalf of the Fund, and NEOS ETF Trust, that provides for the reorganization of the Fund into the NEOS Enhanced Income Credit Select ETF.  The Reorganization closed after the close of business on September 27, 2024.

WSTCM Credit Select Risk-Managed Fund - Institutional Shares (WAMIX)

Annual Shareholder Report - August 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://wstcmfunds.com/overview/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 083124-WAMIX

(b)	Not applicable

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 13(a)(1), a copy of registrant’s code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is James H. Speed Jr. Mr. Speed is “independent” for purposes of this Item.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $16,500 and $15,750 with respect to the registrant’s fiscal years ended August 31, 2024 and 2023, respectively.

(b)	Audit-Related Fees. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)

Tax Fees. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $3,650 and $3,650 with respect to the registrant’s fiscal years ended August 31, 2024 and 2023, respectively. The services comprising these fees are the preparation of the registrant’s federal income and excise tax returns.

(d)	All Other Fees. No fees were billed in either of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1)	The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e)(2)	None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Less than 50% of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)

With respect to the fiscal years ended August 31, 2024 and 2023, aggregate non-audit fees of $3,650 and $3,650, respectively, were billed by the registrant’s principal accountant for services rendered to the registrant. No non-audit fees were billed in either of the last two fiscal years by the registrant’s principal accountant for services rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)	The principal accountant has not provided any non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Schedule of Investments.

(a)	See Schedule I (Investments in securities of unaffiliated issuers)

(b)	Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)

WST INVESTMENT TRUST

WSTCM CREDIT SELECT

RISK-MANAGED FUND

FINANCIAL STATEMENTS

August 31, 2024

Investment Advisor	Administrator
Wilbanks, Smith & Thomas Asset	Ultimus Fund Solutions, LLC
Management, LLC,	P.O. Box 46707
d/b/a WST Capital Management	Cincinnati, Ohio 45246-0707
150 W. Main, Suite 1700	1-866-515-4626
Norfolk, VA 23510

WSTCM CREDIT SELECT RISK-MANAGED FUND

SCHEDULE OF INVESTMENTS

August 31, 2024

EXCHANGE-TRADED FUNDS — 94.9%	Shares	Value
Invesco Senior Loan ETF	1,263,755	$26,627,318
iShares 0-5 Year High Yield Corporate Bond ETF	395,438	17,027,560
SPDR® Bloomberg Short Term High Yield Bond ETF	668,356	17,029,711
SPDR® Portfolio High Yield Bond ETF	1,436,542	34,189,700
Xtrackers USD High Yield Corporate Bond ETF	940,956	34,326,075
TOTAL EXCHANGE-TRADED FUNDS (Cost $125,885,227)		$129,200,364

MONEY MARKET FUNDS — 5.1%	Shares	Value
Fidelity Institutional Money Market Government Portfolio — Class I, 5.21% (a)	2,364,749	$2,364,749
First American Treasury Obligations Fund - Class Z, 5.14% (a)	2,295,197	2,295,197
Invesco Treasury Portfolio - Institutional Class, 5.16% (a)	2,295,197	2,295,197
TOTAL MONEY MARKET FUNDS (Cost $6,955,143)		$6,955,143

TOTAL INVESTMENTS AT VALUE — 100.0% (Cost $132,840,370)		$136,155,507

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0%) (b)		(43,443)

NET ASSETS — 100.0%		$136,112,064

(a)	The rate shown is the 7-day effective yield as of August 31, 2024.
(b)	Percentage rounds to less than 0.1%.

See Accompanying Notes to Financial Statements.

WSTCM CREDIT SELECT RISK-MANAGED FUND

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2024

ASSETS
Investments in securities:
At cost	$132,840,370
At value (Note 2)	$136,155,507
Dividends receivable	32,178
Other assets	7,444
TOTAL ASSETS	136,195,129

LIABILITIES
Payable for capital shares redeemed
Payable to Advisor (Note 4)	60,362
Payable to administrator (Note 4)	16,620
Other accrued expenses	6,083
TOTAL LIABILITIES	83,065

NET ASSETS	$136,112,064

NET ASSETS CONSIST OF:
Paid-in capital	$136,601,825
Accumulated deficit	(489,761)
NET ASSETS	$136,112,064

PRICING OF INSTITUTIONAL SHARES
Net assets applicable to Institutional Shares	$136,112,064
Shares of Institutional Shares outstanding (unlimited number of shares authorized, no par value)	12,933,885
Net asset value, offering and redemption price per share (Note 2)	$10.52

See accompanying notes to financial statements.

WSTCM CREDIT SELECT RISK-MANAGED FUND

STATEMENT OF OPERATIONS

For the Year Ended August 31, 2024

INVESTMENT INCOME
Dividends	$9,135,253

EXPENSES
Management fees (Note 4)	850,347
Administration fees (Note 4)	141,539
Legal fees	55,988
Fund accounting fees (Note 4)	48,893
Registration and filing fees	47,396
Transfer agent fees, Institutional Class (Note 4)	19,467
Transfer agent fees, Investor Class (Note 4)	8,500
Shareholder reporting expenses	26,169
Trustees’ fees and expenses (Note 4)	24,803
Insurance expense	22,209
Audit and tax services fees	19,400
Custodian and bank service fees	15,718
Distribution fees, Investor Class (Note 5)	9,853
Other expenses	23,534
TOTAL EXPENSES	1,313,816
Expense reimbursements by the Advisor (Note 4)	(25,362)
NET EXPENSES	1,288,454

NET INVESTMENT INCOME	7,846,799

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains from investment transactions	698,750
Net change in unrealized appreciation (depreciation) on investments	2,633,773
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	3,332,523

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,179,322

See accompanying notes to financial statements.

WSTCM CREDIT SELECT RISK-MANAGED FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended August 31, 2024	Year Ended August 31, 2023
FROM OPERATIONS
Net investment income	$7,846,799	$5,885,356
Net realized gains (losses) from investments	698,750	(4,763,907)
Long-term capital gains distributions from regulated investment companies	—	35,535
Net change in unrealized appreciation (depreciation) on investments	2,633,773	1,323,614
Net increase in net assets resulting from operations	11,179,322	2,480,598

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
Institutional Shares	(7,535,978)	(4,479,245)
Investor Shares	(196,914)	(349,741)
Decrease in net assets from distributions to shareholders	(7,732,892)	(4,828,986)

CAPITAL SHARE TRANSACTIONS
Institutional Shares
Proceeds from shares sold	29,558,722	44,713,361
Net asset value of shares issued in reinvestment of distributions	7,320,604	4,343,324
Payments for shares redeemed	(41,149,816)	(28,168,495)
Shares exchanged from Investor Shares (Note 1)	3,766,326	—
Net increase (decrease) in Institutional Shares net assets from capital share transactions	(504,164)	20,888,190

Investor Shares
Proceeds from shares sold	830,254	1,722,614
Net asset value of shares issued in reinvestment of distributions	196,260	348,162
Payments for shares redeemed	(3,589,497)	(14,480,281)
Shares exchanged for Institutional Shares (Note 1)	(3,766,326)	—
Net decrease in Investor Shares net assets from capital share transactions	(6,329,309)	(12,409,505)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,387,043)	6,130,297

NET ASSETS
Beginning of year	139,499,107	133,368,810
End of year	$136,112,064	$139,499,107

See accompanying notes to financial statements.

WSTCM CREDIT SELECT RISK-MANAGED FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Year Ended August 31, 2024	Year Ended August 31, 2023
CAPITAL SHARE ACTIVITY
Institutional Shares
Shares sold	2,865,099	4,316,724
Shares reinvested	714,076	423,009
Shares redeemed	(3,987,961)	(2,718,978)
Shares issued in connection with exchange of Investor Shares (Note 1)	363,896	—
Net increase (decrease) in shares outstanding	(44,890)	2,020,755
Shares outstanding, beginning of year	12,978,775	10,958,020
Shares outstanding, end of year	12,933,885	12,978,775

Investor Shares
Shares sold	80,468	165,851
Shares reinvested	19,154	33,910
Shares redeemed	(346,523)	(1,402,080)
Shares exchanged for Institutional Shares (Note 1)	(364,113)	—
Net decrease in shares outstanding	(611,014)	(1,202,319)
Shares outstanding, beginning of year	611,014	1,813,333
Shares outstanding, end of year	—	611,014

See accompanying notes to financial statements.

WSTCM CREDIT SELECT RISK-MANAGED FUND

INSTITUTIONAL SHARES

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Year

	Year Ended August 31, 2024		Year Ended August 31, 2023		Year Ended August 31, 2022		Year Ended August 31, 2021	Year Ended August 31, 2020
Net asset value at beginning of year	$10.27		$10.45		$11.01		$10.59	$10.18

Income (loss) from investment operations:
Net investment income (a)(b)	0.57		0.45		0.13		0.32	0.31
Net realized and unrealized gains (losses) on investments	0.26		(0.26)		(0.40)		0.36	0.53
Total from investment operations	0.83		0.19		(0.27)		0.68	0.84

Less distributions from:
Net investment income	(0.58)		(0.37)		(0.29)		(0.26)	(0.43)

Net asset value at end of year	$10.52		$10.27		$10.45		$11.01	$10.59

Total return (c)	8.32%		1.86%		(2.49%)		6.47%	8.60%

Net assets at end of year (000’s)	$136,112		$133,238		$114,457		$62,659	$21,900

Ratios/supplementary data:
Ratio of total expenses to average net assets (d)	0.91%		0.89%		0.97%		1.05%	1.22%
Ratio of net expenses to average net assets (d)	0.90	%(e)	0.88	%(e)	0.97	%(e)	1.05%	1.15	%(e)
Ratio of net investment income to average net assets (a)	5.55	%(e)	4.31	%(e)	1.22	%(e)	2.99%	3.05	%(e)
Portfolio turnover rate	293%		879%		837%		337%	589%

(a)	Recognition of net investment income by the Fund is affected by the timing of the declaration of the dividends by the underlying investment companies in which the Fund invests.
(b)	Net investment income per share has been calculated using the average daily shares outstanding during the period.
(c)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends and capital gain distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.
(d)	Ratio does not include expenses of the investment companies in which the Fund invests.
(e)	Ratio was determined after expense reimbursements (Note 4).

See accompanying notes to financial statements.

WSTCM CREDIT SELECT RISK-MANAGED FUND

NOTES TO FINANCIAL STATEMENTS

August 31, 2024

1. Organization

WSTCM Credit Select Risk-Managed Fund (the “Fund”) is a diversified series of WST Investment Trust (the “Trust”), an open-end management investment company organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is a “fund of funds”, in that the Fund will generally invest in other investment companies.

The investment objective of the Fund is to seek total return from income and capital appreciation.

The Fund currently offers one class of shares (a “Class”): Institutional Shares (sold without any sales loads or distribution fees, but available only to institutional investors and certain broker-dealers and financial institutions that have entered into appropriate arrangements with the Fund), with a minimum initial investment of $1,000. Prior to June 17, 2024, the Fund offered two classes of shares, Institutional Shares, with a minimum initial investment of $100,000 and Investor Shares (sold without any sales loads, but subject to a distribution fee of up to 0.25% per annum of the average daily net assets attributable to Investor Shares), with a minimum initial investment of $1,000. On June 17, 2024, all existing Investor Shares were converted to Institutional Shares at the Institutional Shares net asset value per share as of June 14, 2024, which was $10.35. As of June 17, 2024, Investor Shares were no longer offered by the Fund.

2. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following is a summary of the Fund’s significant accounting policies used in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Regulatory update – Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. The Fund has implemented the rule and form requirements, as applicable, and is currently adhering to the requirements.

WSTCM CREDIT SELECT RISK-MANAGED FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

Securities valuation – The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business. In determining the value of the Fund’s assets, portfolio securities, including exchange-traded funds (“ETFs”), are generally valued using quotations from the primary market in which they are traded. The Fund normally uses third party pricing services to obtain market quotations. To the extent the Fund is invested in other open-end investment companies, including money market funds, that are registered under the 1940 Act and are not traded on an exchange, the Fund’s net asset value per share (“NAV”) is calculated based upon the NAVs reported by such registered open-end investment companies, and the prospectuses for these companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. When using quoted prices or NAVs reported by underlying investment companies and when the market is considered to be active, securities will be classified as Level 1 (see below). Securities and assets for which market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined by Wilbanks, Smith & Thomas Asset Management, LLC, d/b/a WST Capital Management (the “Advisor”), as the Fund’s valuation designee, in accordance with procedures adopted by the Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended. Fair value pricing may be used, for example, in situations where (i) portfolio securities, such as securities with small capitalizations, are so thinly traded that there have been no transactions for that stock over an extended period of time; (ii) an event occurs after the close of the exchange on which the portfolio security is principally traded that is likely to change the value of the portfolio security prior to the calculation of the Fund’s NAVs; (iii) the exchange on which the portfolio security is principally traded closes early; or (iv) trading of the portfolio security is halted during the day and does not resume prior to the calculation of the Fund’s NAVs. In such cases, a portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures, and the fair value price may differ substantially from the price at which the security may ultimately be sold. Fair valued securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

WSTCM CREDIT SELECT RISK-MANAGED FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the Fund’s investments and the inputs used to value the investments as of August 31, 2024:

	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$129,200,364	$—	$—	$129,200,364
Money Market Funds	6,955,143	—	—	6,955,143
Total	$136,155,507	$—	$—	$136,155,507

The Fund did not hold any derivatives or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the year ended August 31, 2024.

Share valuation – The NAV per share of each Class of the Fund is calculated as of the close of trading on the NYSE (normally 4:00 p.m., Eastern Time) on each day the NYSE is open for business. The NAV of each Class of the Fund is calculated by dividing the total value of the assets attributable to that Class, less liabilities attributable to that Class, by the number of shares of that Class outstanding. The offering price and redemption price per share of each Class of the Fund is equal to the NAV of such Class.

Investment transactions and investment income – Investment transactions are accounted for on their trade date. Cost of investments sold is determined on a specific identification basis. Dividend income and realized capital gain distributions are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, if any, is accrued as earned and includes amortization of discounts and premiums.

Allocation between Classes – Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each Class of the Fund based upon its proportionate share of total net assets of the Fund. Class-specific expenses are charged directly to the Class incurring the expense. Common expenses which are not attributable to a specific Class are allocated daily to the Class of shares of the Fund based upon its proportionate share of total net assets of the Fund. Effective June 17, 2024, the allocation between classes no longer applies to the Fund.

Distributions to shareholders – Dividends arising from net investment income, if any, are declared and paid quarterly to shareholders. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income

WSTCM CREDIT SELECT RISK-MANAGED FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

and net realized capital gains are determined in accordance with income tax regulations, which may differ from GAAP, and are recorded on the ex-dividend date. The tax character of distributions paid during the years ended August 31, 2024 and 2023 was ordinary income.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets resulting from operations during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of August 31, 2024:

Tax cost of investments	$133,246,872
Gross unrealized appreciation	$2,997,918
Gross unrealized depreciation	(89,283)
Net unrealized appreciation on investments	2,908,635
Undistributed ordinary income	1,450,214
Accumulated capital and other losses	(4,848,610)
Accumulated deficit	$(489,761)

The difference between the federal income tax cost of investments and the financial statement cost of investments is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

For the year ended August 31, 2024, the Fund utilized $35,617 of short-term capital loss carryforwards (“CLCFs”) for federal income tax purposes to offset current year net realized capital gains.

WSTCM CREDIT SELECT RISK-MANAGED FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

As of August 31, 2024, the Fund had short-term CLCFs of $4,848,610 for federal income tax purposes. These CLCF’s, which do not expire, may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

During the year ended August 31, 2024, the Fund did not incur any interest or penalties. Generally, tax authorities can examine tax returns filed during the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal.

3. Investment Transactions

During the year ended August 31, 2024, the cost of purchases of investment securities and the proceeds from sales of investment securities, other than short-term investments, amounted to $343,645,919 and $331,972,589, respectively.

4. Transactions with Related Parties

The Managing Principal, and Chief Investment Officer of the Advisor, and the chair of its Investment Committee is also the President of the Trust and is also a member of the Board. Certain other officers of the Trust are also officers of the Advisor, or of Ultimus Fund Solutions, LLC (“Ultimus”), the Trust’s administrator, transfer agent, and fund accounting agent.

COMPENSATION OF TRUSTEES

Trustees of the Trust who are affiliated with the Advisor receive no fees from the Fund. The Fund pays Trustees who are not affiliated with the Advisor a fee of $8,500 each year, plus $500 for each meeting attended in person or by telephone. The Fund reimburses each Trustee and officer of the Trust for his or her travel and other expenses related to attendance at Board or committee meetings, if any.

INVESTMENT ADVISORY AGREEMENT

The Fund’s investments are managed by the Advisor pursuant to the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at the annual rate of 0.60% of its average daily net assets.

The Advisor has entered into an Expense Limitation Agreement (“ELA”) with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the annual operating expenses of the Fund (exclusive of interest, taxes, brokerage fees and commissions, other expenditures that are capitalized in accordance with GAAP, acquired fund fees and expenses, other

WSTCM CREDIT SELECT RISK-MANAGED FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

extraordinary expenses not incurred in the ordinary course of the Fund’s business, and payment, if any, under a Rule 12b-1 Distribution Plan) to not more than 1.15% of the average daily net assets allocable to each Class until January 1, 2025. Any fee waivers and expense reimbursements by the Advisor are not subject to recoupment. It is expected that the Fund’s ELA will continue from year-to-year provided such continuance is approved by the Board. The Board may terminate the ELA of the Fund at any time. The Advisor may also terminate the Fund’s ELA at the end of the then-current term upon not less than 90 days’ notice to the Trust. During the year ended August 31, 2024, the Advisor reimbursed $7,549 and $17,813 of other expenses applicable to Institutional Shares and Investor Shares, respectively.

OTHER SERVICE PROVIDERS

Ultimus provides administration, accounting and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and certain costs related to the pricing of the Fund’s portfolio securities.

Under the terms of a Distribution Agreement with the Trust, Foreside Fund Services, LLC (“Foreside”) serves as the principal underwriter and exclusive agent for the distribution of shares of the Fund. Foreside is not compensated by the Fund except as allowed under the Fund’s Distribution Plan (discussed in Note 5) but instead will be paid by the Advisor who pays Foreside for certain distribution related services.

Calfee Strategic Solutions (“Calfee”) provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance support services, pursuant to a Compliance Program Engagement Letter (the “Agreement”) between Calfee and the Trust. Under the terms of the Agreement, Calfee receives fees from the Advisor, not from the Fund. Calfee, not the Trust, pays the CCO for their services.

5. Distribution Plan

The Fund had adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act that allows Investor Shares of the Fund to pay for certain expenses related to the distribution of such Shares, including, but not limited to, payments to securities dealers and other persons (including Foreside) who are engaged in the sale of Investor Shares of the Fund or who render shareholder support services not otherwise provided by Ultimus. The annual limitation for payment of expenses pursuant to the Plan was 0.25% per annum of the Fund’s average daily net assets allocable to Investor Shares. During the year ended August 31, 2024, $9,853 of expenses were incurred under the Plan by Investor Shares of the Fund. The Plan was terminated as of June 17, 2024.

WSTCM CREDIT SELECT RISK-MANAGED FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

6. Investment in Other Investment Companies

The Fund may invest a significant portion of its assets in shares of one or more investment companies, including ETFs, open-end mutual funds and money market mutual funds. The Fund will incur additional indirect expenses (acquired fund fees and expenses) to the extent it invests in shares of other investment companies. As of August 31, 2024, the Fund had 94.9% of the value of its net assets invested in ETFs. The Fund had 25.2% and 25.1% of the value of its net assets invested Xtrackers USD High Yield Corporate Bond ETF (“HYLB”) and SPDR® Portfolio High Yield Bond ETF (“SPHY”), respectively. The financial statements for HYLB and SPHY can be found at www.sec.gov.

7. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

8. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events except for the following:

On September 19, 2024 at a special meeting of the shareholders of the Fund the shareholders approved the Agreement and Plan of Reorganization between the Trust, on behalf of the Fund, and NEOS ETF Trust, that provides for the reorganization of the Fund into the NEOS Enhanced Income Credit Select ETF, a new series of the NEOS ETF Trust (the “Reorganization”). The Reorganization closed after the close of business on September 27, 2024.

On September 20, 2024, the Fund paid an ordinary income dividend of $0.1534 per share to shareholders of record on September 19, 2024.

WSTCM CREDIT SELECT RISK-MANAGED FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of WSTCM Credit Select Risk-Managed Fund and

Board of Trustees of WST Investment Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of WSTCM Credit Select Risk-Managed Fund (the “Fund”), a series of WST Investment Trust, as of August 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2013.

COHEN & COMPANY, LTD.

Cleveland, Ohio

October 30, 2024

WSTCM CREDIT SELECT RISK-MANAGED FUND

OTHER INFORMATION (Unaudited)

The Trust files a complete listing of the Fund’s portfolio holdings with the SEC as of the end of the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These filings are available free of charge upon request by calling the Trust toll-free at 1-866-515-4626. Furthermore, you may obtain a copy of these filings on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling the Trust toll-free at 1-866-515-4626, or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling the Trust toll-free at 1-866-515-4626, or on the SEC’s website at www.sec.gov and on the Fund’s website www.wstamfunds.com.

FEDERAL TAX INFORMATION (Unaudited)

Qualified Dividend Income – The Fund designates none of its ordinary income dividends as qualified dividend income eligible for the reduced tax rate.

Dividend Received Deduction – Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s ordinary income dividends that qualifies under the tax law. For the Fund’s fiscal year ended August 31, 2024, none of the ordinary income dividends qualified for the corporate dividends received deduction.

This page intentionally left blank.

This page intentionally left blank.

(b)	Included in (a)

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable [filed under item 7]

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable [included under Item 7 if applicable]

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

The registrant’s Committee of Independent Trustees shall review shareholder recommendations for nominations to fill vacancies on the registrant’s board of trustees if such recommendations are submitted in writing and addressed to the Committee at the registrant’s offices. The Committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

Item 16.	Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(1)	Not applicable

(2)	Change in the registrant’s independent public accountants: Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CODE ETH	Code of Ethics

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WST Investment Trust

By (Signature and Title)*		/s/ Wayne F. Wilbanks
Wayne F. Wilbanks, President

Date	November 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Wayne F. Wilbanks
Wayne F. Wilbanks, President

Date	November 8, 2024

By (Signature and Title)*		/s/ Angela A. Simmons
Angela A. Simmons, Treasurer and Principal Accounting Officer

Date	November 8, 2024

*	Print the name and title of each signing officer under his or her signature.